UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2020

Date of reporting period: 02/29/2020

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCK - 75.55%	Shares	Value

Airlines - 1.39%
Delta Air Lines, Inc.	3,500	$161,455

Apparel - 2.00%
Lakeland Industries, Inc. (a)	11,000	232,210

Banks - 5.45%
FB Financial Corp.	5,500	179,135
Goldman Sachs Group, Inc. (d)	1,500	301,155
Triumph Bancorp, Inc. (a)	1,000	33,870
Veritex Holdings, Inc.	5,000	120,350
		634,510
Biotechnology - 1.77%
Emergent BioSolutions, Inc. (a)	3,500	205,380

Building Materials - 4.28%
Builders FirstSource, Inc. (a)	8,000	181,680
Eagle Materials, Inc.	4,000	315,720
		497,400
Commercial Services - 0.82%
Quanta Services, Inc. (d)	2,500	95,325

Computers - 2.34%
Lumentum Holdings, Inc. (a) (d)	3,500	272,370

Diversified Financial Services - 1.90%
Capital One Financial Corp.	2,500	220,650

Electronices - 1.46%
FLIR Systems, Inc.	4,000	169,880

Energy - Alternate Sources - 1.65%
First Solar, Inc. (a) (d)	4,200	192,234

Healthcare - Products - 1.80%
Inspire Medical Systems, Inc. (a)	2,000	171,740
Tandem Diabetes Care, Inc. (a) (d)	500	37,330
		209,070
Healthcare - Services - 2.66%
Centene Corp. (a)	3,200	169,664
IQVIA Holdings, Inc. (a)	1,000	139,490
		309,154
Home Builders - 1.60%
DR Horton, Inc. (d)	3,500	186,445

Insurance - 1.06%
Athene Holding Ltd. (a)	3,000	123,750

Internet - 20.32%
Alibaba Group Holding Ltd. - ADR (a) (d)	4,500	936,000
Alphabet, Inc. - Class C (a) (d)	400	535,732
Amazon.com, Inc. (a) (d)	150	282,562
eBay, Inc. (e)	9,250	320,420
Facebook, Inc. - Class A (a) (d)	1,500	288,705
		2,363,419
Leisure Time - 3.90%
Callaway Golf Co.	7,000	118,860
Norwegian Crusie Line Holdings Ltd. (a)	2,500	93,150
YETI Holdings, Inc. (a) (d)	8,000	242,000
		454,010
Mining - 2.69%
Newmont Corp.	7,000	312,410

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

COMMON STOCK - 75.55% (continued)	Shares	Value

Oil & Gas - 1.34%
BP PLC - ADR	5,000	$156,450

Pharmaceuticals - 1.66%
Coherus Biosciences, Inc. (a)	10,000	193,500

Private Equity - 1.39%
Blackstone Group, Inc. - Class A	3,000	161,520

Retail - 2.96%
Home Depot, Inc.	600	130,704
Lowes Cos., Inc.	2,000	213,140
		343,844
Semiconductors - 1.96%
NXP Semiconductors NV	2,000	227,380

Software - 4.07%
Activision Blizzard, Inc.	3,000	174,390
Electronic Arts, Inc. (a) (d)	1,500	152,055
Splunk, Inc. (a) (d)	1,000	147,330
		473,775
Telecommunications - 3.64%
Ciena Corp. (a) (d)	11,000	422,950

Toys, Games & Hobbies - 1.44%
Nintendo Co. Ltd. - ADR (e)	4,000	167,920

TOTAL COMMON STOCK (Cost $9,429,068)		8,787,011

	Principal
GOVERNMENT BONDS - 17.80%
U.S. Treasury Note, 2.875%, due 10/31/2020 (e)	$1,300,000	1,314,321
U.S. Treasury Note, 2.250%, due 03/31/2021 (e)	250,000	253,164
U.S. Treasury Note, 1.375%, due 01/31/2022	500,000	502,151

TOTAL GOVERNMENT BONDS (Cost $2,055,519)		2,069, 636

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

OPTIONS PURCHASED - 4.04%
		Notional	Exercise
CALL OPTIONS PURCHASED - 2.49%	Contracts [1]	Amount	Price	Expiration	Value

Akamai Technologies, Inc.	20	180,000	$90.00	3/21/2020	$4,600
Boyd Gaming Corp.	100	200,000	$20.00	3/21/2020	67,500
Eastman Chemical Co.	40	280,000	$70.00	3/21/2020	2,080
FedEx Corp.	5	75,000	$150.00	6/20/2020	4,090
Gilead Sciences, Inc.	30	172,500	$57.50	1/16/2021	40,650
MGM Resorts International	100	250,000	$25.00	3/21/2020	12,600
SPDR Gold Shares	100	1,380,000	$138.00	3/21/2020	115,000
SPDR S&P 500 ETF Trust	30	906,000	$302.00	3/21/2020	24,840
Tandem Diabetics Care, Inc.	10	60,000	$60.00	5/16/2020	18,300
TOTAL CALL OPTIONS PURCHASED (Cost $362,984)					289,660

PUT OPTIONS PURCHASED - 1.55%

Powershares QQQ Trust Series 1	20	440,000	$220.00	6/30/2020	45,600
SPDR S&P 500 ETF Trust	20	640,000	$320.00	6/30/2020	56,040
SPDR S&P 500 ETF Trust	20	662,000	$331.00	9/30/2020	78,550
TOTAL PUT OPTIONS PURCHASED (Cost $70,876)					180,190

TOTAL OPTIONS PURCHASED (Cost $433,860)					469,850

				Shares
SHORT-TERM INVESTMENTS - 9.38%
Federated Government Obligations Fund - Institutional Shares, 1.46% (b)				1,090,512	1,090,512
TOTAL SHORT-TERM INVESTMENTS (Cost $1,090,512)					1,090,512

TOTAL INVESTMENTS (Cost $13,008,959) – 106.77%					$12,417,009

OPTIONS WRITTEN (Proceeds $187,400) - (3.31%) (c)					(384,535)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.46%)					(402,329)

NET ASSETS - 100%					$11,630,145

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at February 29, 2020, is subject to change and resets daily.

(c) Please refer to the Schedule of Options Written for details of options written.

(d) Subject to call options written by the Fund.

(e) All or a portion of the security is segregated as collateral for options written..

1 Each option contract is equivalent to 100 shares of the underlying common stock or exchange-traded fund. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (3.31)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.43)%	Contracts [1]	Amount	Price	Expiration	Value

Alibaba Group Holding Ltd. - ADR	16	$352,000	$220.00	3/21/2020	$6,288
Alibaba Group Holding Ltd. - ADR	5	117,500	$235.00	4/18/2020	1,225
Alphabet, Inc. - Class C	1	142,000	$1,420.00	3/21/2020	2,200
Alphabet, Inc. - Class C	1	149,000	$1,490.00	4/18/2020	1,250
Amazon.com, Inc.	1	210,000	$2,100.00	3/21/2020	1,024
Ciena Corp.	20	88,000	$44.00	3/20/2020	1,260
Ciena Corp.	35	164,500	$47.00	4/18/2020	1,820
Ciena Corp.	20	90,000	$45.00	4/18/2020	1,440
DR Horton, Inc.	10	60,000	$60.00	4/18/2020	920
Electronic Arts, Inc.	10	115,000	$115.00	4/18/2020	1,230
Facebook, Inc. - Class A	10	210,000	$210.00	3/21/2020	1,600
FedEx Corp.	10	150,000	$150.00	4/18/2020	6,000
First Solar, Inc.	15	82,500	$55.00	5/16/2020	1,590
Goldman Sachs Group, Inc.	6	147,000	$245.00	4/18/2020	462
Lumentum Holdings, Inc.	10	80,000	$80.00	3/21/2020	4,600
Lumentum Holdings, Inc.	10	85,000	$85.00	3/21/2020	1,750
Quanta Services, Inc.	10	44,000	$44.00	5/16/2020	650
Splunk, Inc.	5	80,000	$160.00	3/21/2020	2,500
Tandem Diabetes Care, Inc.	5	40,000	$80.00	5/16/2020	3,705
Tandem Diabetes Care, Inc.	10	95,000	$95.00	5/16/2020	3,200
YETI Holdings, Inc.	40	140,000	$35.00	4/18/2020	4,800
TOTAL CALL OPTIONS WRITTEN (Proceeds $62,181)					49, 514

FINTRUST INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
February 29, 2020 (Unaudited)

OPTIONS WRITTEN - (3.31)% (continued)
		Notional	Exercise
PUT OPTIONS WRITTEN - (2.88)%	Contracts [1]	Amount	Price	Expiration	Value

Activision Blizzard, Inc.	20	$120,000	$60.00	3/21/2020	$9,200
Akamai Technologies, Inc.	10	95,000	$95.00	5/16/2020	11,900
Alibaba Group Holding Ltd.	10	220,000	$220.00	5/16/2020	25,200
Alphabet, Inc. - Class C	2	298,000	$1,490.00	4/18/2020	33,690
Amazon.com, Inc.	1	210,000	$2,100.00	4/18/2020	27,451
American Express Co.	10	120,000	$120.00	4/18/2020	14,800
Benefytt Technologies, Inc.	20	56,000	$28.00	4/18/2020	7,800
Centene Corp.	20	125,000	$62.50	3/14/2020	20,900
Ciena Corp.	20	84,000	$42.00	4/18/2020	9,400
Constellation Brands, Inc.	10	190,000	$190.00	3/21/2020	23,000
CRISPR Therapeutics AG	20	110,000	$55.00	4/18/2020	14,500
Facebook, Inc. - Class A	5	100,000	$200.00	4/18/2020	7,700
Facebook, Inc. - Class A	10	220,000	$220.00	3/21/2020	31,850
Lumentum Holdings, Inc.	10	90,000	$90.00	3/21/2020	13,500
NVIDIA Corp.	7	210,000	$300.00	5/16/2020	35,000
NXP Semiconductors NV	5	67,500	$135.00	3/21/2020	11,500
PayPal Holdings, Inc.	7	77,000	$110.00	3/14/2020	4,830
Splunk, Inc.	10	145,000	$145.00	3/21/2020	10,400
Tilray, Inc.	25	50,000	$20.00	6/20/2020	22,400
TOTAL PUT OPTIONS WRITTEN (Proceeds $125,219)					335,021

TOTAL OPTIONS WRITTEN (Proceeds $187,400)					$384,53 5

1 Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

ADR - American Depositary Receipt

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch Public Company)

The accompanying notes are an integral part of these financial statements.

FinTrust Income and Opportunity Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the FinTrust Income and Opportunity Fund (the “Fund”), formerly, the Hedgerow Income and Opportunities Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

FinTrust Income and Opportunity Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of

February 29, 2020.

FinTrust Income and Opportunity Fund
Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$8,787,011	$—	$—	$8,787,011
Government Bonds	—	2,069,636	—	2,069,636
Call Options Purchased	289,660	—	—	289,660
Put Options Purchased	180,190	—	—	180,190
Short-Term Investments	1,090,512	—	—	1,090,512
Total Assets	$10,437,373	$2,069,636	$—	$12,417,009

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$49,514	$—	$—	$49,514
Put Options Written	335,021	—	—	335,021
Total Liabilities	$384,535	$—	$—	$384,535

(1)       As of and for the three month period ended February 29, 2020, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended February 29, 2020. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

FinTrust Income and Opportunity Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of February 29, 2020, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased, at value	Investments, at value	$289,660
Put options purchased, at value	Investments, at value	180,190
Total Assets		$469,850

Liabilities	Location	Equity Contracts
Call options written, at value	Options written, at value	$49,514
Put options written, at value	Options written, at value	335,021
Total Liabilities		$384,535

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the three month period ended February 29, 2020, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$74,463
Put options purchased	Investments	169,825
Call options written	Options written	66,811
Put options written	Options written	(209,741)
Short Positions Sold	Securities Sold Short	31
		$101,389

FinTrust Income and Opportunity Fund
NOTES TO THE SCHEDULE OF INVESTMENTS
February 29, 2020 (Unaudited)

Derivative Transactions (continued)

Net realized gain (loss) on:	Location	Total
Call options purchased	Investments	$(95,978)
Put options purchased	Investments	13,547
Call options written	Options written	(169,307)
Put options written	Options written	50,394
		$(201,344)

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 29, 2020 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$13,054,967	$381,352	$(1,019,310)	$(637,958)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

SUBSEQUENT EVENTS

Management is currently evaluating the recent introduction of the COVID-19 virus and its impact on the financial services industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the fair value of the Fund’s investments and results of its operations, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 28, 2020

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	April 28, 2020